Related Party Transactions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transactions

 Note 9 — Related Party Transactions

As per the Acquisition agreement, fully described in Note 1, the Company has paid $10,000 of the $50,000 cash flow note and as of December 31, 2015, the balance of the cash flow note is $40,000, payable to a related party.

LightTouch Vein & Laser Inc [Member]
Related Party Transaction [Line Items]
Related Party Transactions

Note 3: Related Party Transactions

Commencing in 2006, the Company’s sole officer made payment of general and administrative expenses incurred by the Company and in 2007 entered into an unsecured line of credit note. This note bears interest at a rate of 18% per annum and has been extended on several occasions. Commencing in 2008, an affiliate of the Company’s sole officer made similar payment of general and administrative expenses incurred by the Company at a rate of 18% per annum. Furthermore, certain general and administrative expenses related to the Company filing its reports with the Securities and Exchange Commission have been accrued and are payable to the Company’s sole officer and affiliate.  Collectively, these amounts total $148,739 and $115,564 at December 31, 2014 and 2013, respectively. Accrued interest included in these amounts is $52,016 and $38,779 at December 31, 2014 and 2013, respectively.